Marketable Securities And Other Investments (Schedule Of The Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses And Fair Value Of Available-For-Sale And Held-To-Maturity Securities) (Detail) (JPY ¥)
In Millions, unless otherwise specified
	Mar. 31, 2014		Mar. 31, 2013
Schedule of Investments [Line Items]
Held-to-maturity, Cost	¥ 6,145		¥ 74,651
Held-to-maturity, Fair value	6,169		74,684
Total Cost	196,614		242,778
Total Gross unrealized gains	129,715		112,826
Total Gross unrealized losses	578		2,344
Total Fair value	325,751		353,260
Equity Securities
Schedule of Investments [Line Items]
Available-for-sale, Cost	134,819		120,406
Available-for-sale, Gross unrealized gains	128,150		111,537
Available-for-sale, Gross unrealized losses	376		1,863
Available-for-sale, Fair value	262,593		230,080
Debt Securities
Schedule of Investments [Line Items]
Available-for-sale, Cost	55,650		47,721
Available-for-sale, Gross unrealized gains	1,541		1,256
Available-for-sale, Gross unrealized losses	202		481
Available-for-sale, Fair value	56,989		48,496
Commercial Paper
Schedule of Investments [Line Items]
Held-to-maturity, Cost	2,212	[1]	69,989	[2]
Held-to-maturity, Gross unrealized gains				[2]
Held-to-maturity, Gross unrealized losses				[2]
Held-to-maturity, Fair value	2,212	[1]	69,989	[2]
Other Debt Securities
Schedule of Investments [Line Items]
Held-to-maturity, Cost	3,933		4,662
Held-to-maturity, Gross unrealized gains	24		33
Held-to-maturity, Gross unrealized losses
Held-to-maturity, Fair value	¥ 3,957		¥ 4,695

[1]	Commercial paper is considered "Cash and cash equivalents" totaling ¥2,212 million.
[2]	Commercial paper is considered "Cash and cash equivalents" totaling ¥69,989 million.